SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options activity

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2020	748,600	$5.25	4.00
Options granted	348,000	5.33
Options exercised	(3,000)	6.40
Options canceled / expired	(79,500)	5.96
Balance at September 30, 2021	1,014,100	5.16	3.62	$2,670
Vested and exercisable at September 30, 2021	636,008	4.93	3.39	$1,894

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2018	3,335,000	$0.48
Options granted	1,501,000	$1.56
Options exercised	(650,000)	$0.15
Options canceled / expired	(1,000,000)	$0.05
Balance at December 31, 2019	3,186,000	$1.12	4.62
Options granted	865,000	$0.95
Options exercised	(50,000)	$0.50
Options canceled / expired	(258,000)	$1.60
Balance at December 31, 2020	3,743,000	$1.05	4.00	$1,053
Vested and exercisable at December 31, 2020	2,352,601	$0.95	3.98	$995

Schedule of stock options outstanding and exercisable

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
200,000	3.90	$0.25	200,000	$0.25
12,000	1.07	$14.00	12,000	$14.00
15,000	6.30	$9.00	15,000	$9.00
85,000	2.00	$9.00	73,667	$9.00
146,800	2.30	$7.80	127,227	$7.80
81,300	3.01	$6.40	48,780	$6.40
40,000	3.91	$4.50	18,667	$4.50
93,000	4.20	$4.85	31,000	$4.85
311,000	4.34	$5.30	103,667	$5.30
30,000	4.54	$5.60	6,000	$5.60
1,014,100	3.62	$5.16	636,008	$4.93

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
1,000,000	4.65	$0.05	1,000,000	$0.05
60,000	1.82	$2.80	60,000	$2.80
75,000	7.05	$1.80	75,000	$1.80
425,000	2.75	$1.80	311,667	$1.80
884,000	3.04	$1.56	530,401	$1.56
434,000	3.76	$1.28	202,533	$1.28
300,000	4.66	$0.90	60,000	$0.90
565,000	4.95	$0.97	113,000	$0.97
3,743,000	4.00	$1.05	2,352,601	$0.95

Schedule of assumptions were used to determine fair value of the awards

	Nine Months Ended September 30,
	2021	2020
Expected life (in years)	5.0	5.0
Risk-free interest rate	0.4%	3.0%
Dividend yield	—%	—%
Expected volatility	91%	107%

	Years Ended December 31,
	2020	2019
Expected life (in years)	5.0	5.0
Risk-free interest rate	0.4-2.5%	2.0%
Dividend yield	—%	—%
Expected volatility	91-107%	100%

Schedule of changes in stock option liability

Balance at December 31, 2018	$246
Loss on revaluation	8
Reclassification option fair value at exercise to equity	(188)
Balance at December 31, 2019	$66
Gain on revaluation	(50)
Balance at December 31, 2020	$16

Schedule of warrants

Number of Warrants outstanding
Balance at December 31, 2020	3,665,006
Debenture, warrants issued (Note 4)	275,000
Balance at September 30, 2021	3,940,006

Number of Warrants outstanding
Balance at December 31, 2018	49,000
Warrants exercised	(44,600)
Warrants expired	(4,400)
Convertible debt, warrants issued (Note 8)	392,755
Balance at December 31, 2019	392,755
Convertible debt, warrants issued (Note 8)	1,511,609
Equity financing, warrants issued (discussed above)	16,420,664
Balance at December 31, 2020	18,325,028

Schedule of average exercise price of the outstanding warrants

Balance at December 31, 2018	$56
Loss on revaluation	14
Reclassification warrant fair value at exercise to equity	(70)
Balance at December 31, 2019	$—

Schedule of warrants, valuation assumptions

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Risk free rate of return	0.39%		1.64%
Expected life	5.0	years	4.0	years
Expected volatility	90%		171%
Expected dividend per share	nil		nil
Exercise price	$0.78		$1.40
Stock price	$0.96		$1.31

Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions were used to determine fair value of the awards

	Years Ended December 31,
	2020		2019
Risk free rate of return	0.1%		1.7%
Expected life	1.8	years	2.8	years
Expected volatility	100%		170%
Expected dividend per share	nil		nil